Schedule of disaggregated revenue information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	€ 92,859	€ 47,050
Miscellaneous revenues	365	451
Revenue	93,224	47,502
Commercialized products [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	29,552	31,772
Revenue	29,552	31,772
COVID [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	93,181
Revenue	93,181
Vaccine candidates [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	956	1,849
Revenue	956	1,849
Technologies and services [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	(30,830)	13,429
Miscellaneous revenues	365	451
Revenue	€ (30,465)	€ 13,880